Segment Reporting - Information of Reportable Segments Provided to Chief Operating Decision Maker for Purposes of Resource Allocation and Assessment of Segment Performance (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Total operating revenue	¥ 154,322		¥ 143,623		¥ 127,806	[1]
Profit before income tax	4,055		4,364	[2],[3]	8,874	[2],[3],[4]
Profit for the year	3,084		3,364	[2]	6,898	[2],[4]
Income tax	971		1,000	[2]	1,976	[2],[4]
Interest income	74		125	[2]	89	[2],[4]
Interest expense	5,845		3,202	[3]	2,747	[3],[4]
Depreciation and amortization	24,620		14,308	[2]	13,162	[2],[4]
Share of associates' results	(178)		263	[2]	431	[2],[4]
Share of joint ventures' results	365		200	[2]	99	[2],[4]
Remeasurement of the originally held equity interests in a joint venture	13		0	[2]	109	[2],[4]
Total assets	306,928		246,949
Total liabilities	229,599		168,480
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of operating segments [line items]
Total operating revenue	154,322		143,623		127,489
Profit before income tax	4,070		4,487		8,798
Profit for the year	3,095		3,456		6,833
Income tax	975		1,031		1,965
Interest income	74		125		89
Interest expense	5,845		3,202		2,747
Depreciation and amortization	24,610		14,366		13,313
Impairment loss	38		12		442
Credit loss	13		3
Share of associates' results	(178)		263		420
Share of joint ventures' results	365		200		99
Change in fair value of financial assets / liabilities	265		12		(64)
Remeasurement of the originally held equity interests in a joint venture	13				88
Non-current assets additions during the year	45,590	[5]	37,561		32,604
Total assets	306,646		246,655
Total liabilities	229,592		168,472
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue	152,795		142,203		126,236
Profit before income tax	3,020		3,448		7,708
Profit for the year	2,224		2,567		5,875
Income tax	796		881		1,833
Interest income	64		107		74
Interest expense	5,833		3,054		2,724
Depreciation and amortization	24,256		14,084		13,112
Impairment loss	38		12		440
Credit loss	11		2
Share of associates' results	0		0		0
Share of joint ventures' results	0		0		0
Change in fair value of financial assets / liabilities	0		0		0
Remeasurement of the originally held equity interests in a joint venture	0				0
Non-current assets additions during the year	44,851	[5]	37,155		30,776
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue	5,532		5,797		4,235
Profit before income tax	558		604		529
Profit for the year	446		457		381
Income tax	112		147		148
Interest income	41		18		15
Interest expense	43		148		23
Depreciation and amortization	354		282		201
Impairment loss	0		0		2
Credit loss	2		1
Share of associates' results	0		0		0
Share of joint ventures' results	0		0		0
Change in fair value of financial assets / liabilities	0		0		0
Remeasurement of the originally held equity interests in a joint venture	0				0
Non-current assets additions during the year	739	[5]	406		1,828
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue	3,342		2,911
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue	2,996		2,532
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Point in time [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue	2,747		1,975
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue	150,980		140,712
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue	149,799		139,671
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Over time [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue	2,785		3,822
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member]
Disclosure of operating segments [line items]
Total assets	306,646		246,655
Total liabilities	229,592		168,472
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total assets	295,439		234,755
Total liabilities	230,738		167,806
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total assets	7,048		6,479
Total liabilities	2,458		2,391
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue	(4,005)		(4,377)		(2,982)
Profit before income tax	2		(60)		0
Profit for the year	2		(60)		0
Income tax	0		0		0
Interest income	(31)		0		0
Interest expense	(31)		0		0
Depreciation and amortization	0		0		0
Impairment loss	0		0		0
Credit loss	0		0
Share of associates' results	0		0		0
Share of joint ventures' results	0		0		0
Change in fair value of financial assets / liabilities	0		0		0
Remeasurement of the originally held equity interests in a joint venture	0				0
Non-current assets additions during the year	0	[5]	0		0
Total assets	(3,662)		(1,829)
Total liabilities	(3,604)		(1,769)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue	(2,401)		(1,596)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue	(1,604)		(2,781)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member]
Disclosure of operating segments [line items]
Total operating revenue	0	[6]	0		0
Profit before income tax	490	[6]	495		561
Profit for the year	423	[6]	492		577
Income tax	67	[6]	3		(16)
Interest income	0	[6]	0		0
Interest expense	0	[6]	0		0
Depreciation and amortization	0	[6]	0		0
Impairment loss	0	[6]	0		0
Credit loss	0	[6]	0
Share of associates' results	(178)	[6]	263		420
Share of joint ventures' results	365	[6]	200		99
Change in fair value of financial assets / liabilities	265	[6]	12		(64)
Remeasurement of the originally held equity interests in a joint venture	13	[6]			88
Non-current assets additions during the year	0	[5]	0		0
Total assets	7,821		7,250
Total liabilities	0		44
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member] | Point in time [member]
Disclosure of operating segments [line items]
Total operating revenue	0	[6]	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Unallocated [Member] | Over time [member]
Disclosure of operating segments [line items]
Total operating revenue	0	[6]	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member]
Disclosure of operating segments [line items]
Total operating revenue	154,322		143,623		127,489
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue	152,591		141,968		126,077
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue	1,731		1,655		1,412
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue	0		0		0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | External customers [Member] | Unallocated [Member]
Disclosure of operating segments [line items]
Total operating revenue	0	[6]	0		0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member]
Disclosure of operating segments [line items]
Total operating revenue			0		0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member]
Disclosure of operating segments [line items]
Total operating revenue	0
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of operating segments [line items]
Total operating revenue	204		235		159
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Reportable operating segments [member] | Other segments [member]
Disclosure of operating segments [line items]
Total operating revenue	3,801		4,142		2,823
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Elimination [member]
Disclosure of operating segments [line items]
Total operating revenue	(4,005)		(4,377)		(2,982)
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Intersegment [Member] | Unallocated [Member]
Disclosure of operating segments [line items]
Total operating revenue	¥ 0	[6]	¥ 0		¥ 0

[1]	The Group has initially applied IFRS 15 at January 1, 2018, using the cumulative effect method. Under this method, the comparative information is not restated (see Note 2(b)).
[2]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[3]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018 and 2017, cash payments under operating leases made by the Group as a lessee of RMB9,920 million and RMB8,996 million, respectively, were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).
[4]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[5]	The additions of non-current assets do not include interest in associates and joint ventures, other equity instrument investments, other non-current financial assets, derivative financial assets and deferred tax assets.
[6]	Unallocated assets primarily include interest in associates and joint ventures, derivative financial assets and equity securities. Unallocated results primarily include the share of results of associates and joint ventures, dividend income from equity securities, and the fair value movement of financial instruments recognized through profit or loss.